Summary of Significant Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥) Customer Segment ¥ / shares	Dec. 31, 2021 USD ($) Segment Customer $ / shares	Dec. 31, 2020 CNY (¥) Unit Segment ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Jan. 01, 2022 CNY (¥)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($) Customer	Dec. 30, 2021
Accounting Policies [Abstract]
Exchange rate used for conversion of financial statements from RMB to US dollar									6.3726
Number of reportable segments | Segment		2	2	2
Number of reporting units | Unit				2
Allowance for contract asset		¥ 85		¥ 27				$ 13
Advertising and promotional expenses		12,200	$ 1,900	8,400	¥ 10,500
Cash and cash equivalents, restricted cash and short-term investments		¥ 198,800						$ 31,200
Number of customers with receivable balance exceeding 10%		0						0
Number of customer or any Baidu Union partner with revenue greater than 10%		0	0
Depreciation of US$ against RMB, as a percentage		2.34%	2.34%
Net (loss) income		¥ 7,591	$ 1,191	19,026	¥ (2,288)
Decrease in opening balance of additional paid in capital						¥ 738	$ 116
Decrease in opening balance of non-controlling interests						309	48
Increase in opening balance of accumulated retained earnings						398	62
Increase in opening balance of convertible senior notes						¥ 636	$ 100
Debt Securities, Held-to-maturity, Allowance for Credit Loss		¥ 338		¥ 285				$ 53
Common Class A and Class B [Member]
Accounting Policies [Abstract]
Earnings per share - diluted | (per share)	[1]	¥ 3.51	$ 0.55	¥ 8.12	¥ 0.70
Earnings per share - basic | (per share)	[1]	¥ 3.58	$ 0.56	¥ 8.19	¥ 0.71
Licensed Copyrights And Produced Content
Accounting Policies [Abstract]
Supplement cash flow disclosure of operating activities		¥ 19,300	$ 3,000
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies | ¥		¥ 0		¥ 0
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments		12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalents		3 months	3 months
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets		¥ 2,900		1,800				462
Allowance for contract asset		85		27				13
Deferred revenue
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized		4,700	$ 735
Customer deposits and deferred revenue
Accounting Policies [Abstract]
Contract liabilities		¥ 6,300		¥ 6,700				$ 1,000
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage		91.00%	91.00%
Credit Concentration Risk | Onshore China | Financial Institution One [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		23.00%	23.00%
Credit Concentration Risk | Onshore China | Financial Institution Two [Member]
Accounting Policies [Abstract]
Concentration risk by percentage		20.00%	20.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage		9.00%	9.00%
Customer Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage		10.00%	10.00%
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage		4.00%						4.00%
Change In Accounting Estimate [Member]
Accounting Policies [Abstract]
Depreciation expense		¥ 982	$ 154
Net (loss) income		¥ 814	$ 128
Change In Accounting Estimate [Member] | Common Class A and Class B [Member]
Accounting Policies [Abstract]
Earnings per share - diluted | (per share)		¥ 0.28	$ 0.04
Earnings per share - basic | (per share)		¥ 0.28	$ 0.04

[1]	Basic and diluted earnings per share and the number of shares for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 21.